Long Term Investment (Details) - CNY (¥) ¥ in Thousands											6 Months Ended	12 Months Ended
	Jun. 19, 2023	Jan. 17, 2023	Dec. 19, 2022	Dec. 09, 2022	May 06, 2022	Dec. 08, 2021	Oct. 09, 2021	May 27, 2021	May 21, 2021	Mar. 08, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Long Term Investment (Details) [Line Items]
Investments											¥ 234,588	¥ 234,176
Investments amount											5,000
Invested amount	¥ 1,000	¥ 3,500	¥ 25,000	¥ 5,000	¥ 5,000	¥ 3,800	¥ 8,500		¥ 10,000	¥ 8,000		75,000	¥ 75,000
Equity investment percentage	5.00%		7.6923%	1.55%	14.28%	19.00%	3.26%		4.44%	13.79%
Invested share of loss											288
Impairment loss											¥ 3,800
Shares of loss												25,449
Zhejiang Qusu Technology Co., Ltd [Member]
Long Term Investment (Details) [Line Items]
Investment percentage											1.76%
Liujiaoshou Drink Co., Ltd., [Member]
Long Term Investment (Details) [Line Items]
Invested amount						¥ 2,925
Equity investment percentage						19.50%
Valley Hongyuan (Hangzhou) Technology Partnership LP [Member]
Long Term Investment (Details) [Line Items]
Invested amount					¥ 5,000							2,000
Equity investment percentage					14.28%
Qingdao Sixiang Zhuohong Private Equity LP [Member]
Long Term Investment (Details) [Line Items]
Invested amount							¥ 150,000					150,000
Zhejiang Qusu Technology Co., Ltd [Member]
Long Term Investment (Details) [Line Items]
Investments amount												¥ 5,000
Equity investment percentage												1.76%
Qingdao Weilai JingChanye Investment Fund LP [Member]
Long Term Investment (Details) [Line Items]
Invested amount								¥ 10,000
Equity investment percentage								4.44%
Jiada Hexin (Beijing) Technology Co., Ltd. [Member]
Long Term Investment (Details) [Line Items]
Invested amount										¥ 8,000
Equity investment percentage										13.79%
Beijing Dunengmaihuo Culture Media Co., Ltd., [Member]
Long Term Investment (Details) [Line Items]
Invested amount						¥ 3,800
Equity investment percentage						19.00%
Chengdu Tianfu Yuanhe Jingu Venture Capital Center LP [Member]
Long Term Investment (Details) [Line Items]
Invested amount				¥ 5,000
Equity investment percentage				1.55%
Banyou Century (Hangzhou) Technology Co., Ltd [Member]
Long Term Investment (Details) [Line Items]
Invested amount			¥ 25,000
Equity investment percentage			7.6923%